Commitment - Schedule of Commitments in Respect of Acquisition of Property, Plant and Equipment (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Commitments in Respect of Acquisition of Property, Plant and Equipment [Abstract]
Approved and contracted for	RM 561,587	$ 133,444	RM 8,690